LKCM EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

COMMON STOCKS - 95.4%	Shares	Value
Aerospace & Defense - 2.0%
Honeywell International Inc.	50,000	$9,556,000

Banks - 3.8%
Bank of America Corp.	160,000	4,576,000
Comerica, Inc.	100,000	4,342,000
Cullen/Frost Bankers, Inc.	65,000	6,847,100
Glacier Bancorp, Inc.	50,000	2,100,500
		17,865,600
Beverages - 3.8%
The Coca-Cola Co.	95,000	5,892,850
Keurig Dr Pepper, Inc.	110,000	3,880,800
PepsiCo, Inc.	45,000	8,203,500
		17,977,150
Biotechnology - 3.2%
Amgen, Inc.	28,000	6,769,000
Neogen Corp. (a)	450,000	8,334,000
		15,103,000
Broadline Retail - 1.1%
Amazon.com, Inc. (a)	50,000	5,164,500

Chemicals - 5.7%
Air Products & Chemicals, Inc.	25,000	7,180,250
DuPont de Nemours, Inc.	85,000	6,100,450
FMC Corp.	110,000	13,434,300
		26,715,000
Commercial Services & Supplies - 4.3%
Cintas Corp.	16,000	7,402,880
Waste Connections, Inc. (b)	90,000	12,516,300
		19,919,180
Construction Materials - 1.4%
Martin Marietta Materials, Inc.	18,000	6,391,080

Diversified Financials - 1.9%
JPMorgan Chase & Co.	68,000	8,861,080

Electronic Equipment, Instruments & Components - 8.7%
Emerson Electric Co.	50,000	4,357,000
Franklin Electric Co., Inc.	85,000	7,998,500
National Instruments Corp.	39,365	2,063,119
Rockwell Automation, Inc.	25,000	7,336,250
Teledyne Technologies, Inc. (a)	25,000	11,184,000
Trimble, Inc. (a)	150,000	7,863,000
		40,801,869
Financial Services - 1.1%
PayPal Holdings, Inc. (a)	70,000	5,315,800

Food Products - 0.8%
The Kraft Heinz Company	100,000	3,867,000

Ground Transportation - 1.2%
FTAI Infrastructure Inc.	200,000	600,000
Union Pacific Corp.	24,000	4,830,240
		5,430,240
Health Care Equipment & Supplies - 2.1%
Alcon, Inc. (b)	60,000	4,232,400
Stryker Corp.	20,000	5,709,400
		9,941,800
Household Durables - 0.9%
Newell Brands, Inc.	330,000	4,105,200

Household Products - 2.4%
Kimberly-Clark Corp.	50,000	6,711,000
The Procter & Gamble Co.	30,000	4,460,700
		11,171,700
IT Services - 1.5%
Akamai Technologies, Inc. (a)	90,000	7,047,000

Life Sciences Tools & Services - 3.5%
Danaher Corp.	35,750	9,010,430
Thermo Fisher Scientific, Inc.	13,000	7,492,810
		16,503,240
Machinery - 8.2%
Chart Industries, Inc. (a)	30,000	3,762,000
Generac Holdings, Inc. (a)	35,000	3,780,350
IDEX Corp.	20,000	4,620,600
The Toro Co.	80,000	8,892,800
Valmont Industries, Inc.	35,000	11,174,800
Xylem, Inc.	60,000	6,282,000
		38,512,550
Marine Transportation - 1.6%
Kirby Corp. (a)	110,000	7,667,000

Media & Entertainment - 2.0%
Alphabet, Inc. - Class A (a)	90,000	9,335,700

Metals & Mining - 1.6%
Newmont Goldcorp Corp.	150,000	7,353,000

Oil, Gas & Consumable Fuels - 6.1%
Chevron Corp.	42,500	6,934,300
ConocoPhillips	100,000	9,921,000
Coterra Energy, Inc.	384,000	9,423,360
Kimbell Royalty Partners LP	150,000	2,284,500
		28,563,160
Personal Care Products - 1.1%
The Estee Lauder Cos., Inc. - Class A	20,000	4,929,200

Pharmaceuticals - 4.8%
Merck & Co., Inc.	80,000	8,511,200
Pfizer Inc.	130,000	5,304,000
Zoetis, Inc.	53,500	8,904,540
		22,719,740
Semiconductors & Semiconductor Equipment - 0.5%
NVIDIA Corp.	8,645	2,401,322

Software - 12.2%
Adobe, Inc. (a)	20,000	7,707,400
Microsoft Corp.	103,000	29,694,900
Oracle Corp.	120,000	11,150,400
Roper Technologies, Inc.	20,000	8,813,800
		57,366,500
Specialty Retail - 3.2%
The Home Depot, Inc.	30,000	8,853,600
O'Reilly Automotive, Inc. (a)	7,135	6,057,472
		14,911,072
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	96,000	15,830,400

Trading Companies & Distributors - 1.3%
FTAI Aviation Ltd. (b)	220,000	6,151,200

TOTAL COMMON STOCKS
(Cost $238,157,596)		447,477,283

SHORT-TERM INVESTMENTS - 4.6%
Money Market Funds - 4.6%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 4.74% (c)	13,882,369	13,882,369
MSILF Government Portfolio, 4.74% (c)	7,609,843	7,609,843
		21,492,212
TOTAL SHORT-TERM INVESTMENTS
(Cost $21,492,212)		21,492,212

Total Investments - 100.0%		468,969,495
(Cost $259,649,808)
Liabilities in Excess of Other Assets - 0.0%		(96,164)
TOTAL NET ASSETS - 100.0%		$468,873,331

(a) Non-income producing security.
(b) Security issued by non-U.S. incorporated company.
(c) The rate quoted is the annualized seven-day yield of the Fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

LKCM EQUITY FUND
Sector Classification
March 31, 2023

Sectors:	% Net Assets

Industrials	22.8%
Information Technology	22.1%
Health Care	13.7%
Materials	8.6%
Consumer Staples	8.1%
Financials	6.8%
Energy	6.1%
Consumer Discretionary	5.2%
Money Market Funds	4.6%
Communication Services	2.0%
Liabilities in excess of other assets	0.0%

Fair Value Measurement Summary at March 31, 2023 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act of 1940, including related oversight and reporting requirements. The
Valuation Rule also defines when market quotations are “readily available” for purposes of the Investment Company Act of 1940, the threshold for determining whether the Fund must fair value a security. The Valuation Rule permits the Fund’s board to designate the
Fund’s primary investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The
Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of March 31, 2023, the Fund's assets carried at fair value were classified as follows:

LKCM Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stock	$447,477,283	$–	$–	$447,477,283
Short-Term Investments	21,492,212	–	–	21,492,212
Total Investments	$468,969,495	$–	$–	$468,969,495